INVESTMENTS IN ASSOCIATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates [line items]
Cash and cash equivalents	$ 318.0	$ 234.2	$ 137.4		$ 187.6
Non-current assets	2,286.4	977.4
Other current liabilities	(128.5)	(121.5)
Net assets	2,846.8	1,451.2
Hudson's share of the equity	658.8	636.9	$ 572.4	[1]	$ 730.4
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Cash and cash equivalents	3.6	1.1
Other current assets	4.0	4.6
Non-current assets	0.0	2.8
Other current liabilities	(6.4)	(3.9)
Net assets	$ 1.2	$ 4.6
Proportion of Hudson's ownership	35.00%	35.00%	35.00%
Hudson's share of the equity	$ 0.4	$ 1.6
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Cash and cash equivalents	7.7	1.9
Other current assets	4.0	3.1
Non-current assets	8.0	7.2
Other current liabilities	(7.5)	(2.4)
Net assets	$ 12.2	$ 9.8
Proportion of Hudson's ownership	50.00%	50.00%	50.00%
Hudson's share of the equity	$ 6.1	$ 4.9
Other
Disclosure of associates [line items]
Cash and cash equivalents	0.0
Other current assets	0.1
Non-current assets	0.0
Other current liabilities	(0.5)
Net assets	$ (0.4)
Proportion of Hudson's ownership	49.00%
Hudson's share of the equity	$ 0.0
Associates
Disclosure of associates [line items]
Cash and cash equivalents	11.3	3.0
Other current assets	8.1	7.7
Non-current assets	8.0	10.0
Other current liabilities	(14.4)	(6.3)
Net assets	13.0	14.4
Hudson's share of the equity	$ 6.5	$ 6.5

[1]	Although the restructuring of Hudson took place on February 1, 2018, the respective opening balances of the interim consolidated statement of changes in equity are presented as if these transactions took place before January 1, 2018.